RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Related Party Transactions 1	$ 64,210
Related Party Transactions 2	47,100
Related Party Transactions 3	$ 3,450
Related Party Transactions 4	24,418
Related Party Transactions 5	$ 195,709
Related Party Transactions 6	$ 1,040,854